Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Provision for credit losses	¥ 85	¥ 274	¥ 1,112	¥ 9,778